Subsequent Events	4 Months Ended	7 Months Ended
	Jun. 30, 2020	Sep. 30, 2020
Subsequent Events
Subsequent Events

Note 9—Subsequent Events

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the financial statements were issued. Based upon this review, other than as described below, the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statements.

On September 28, 2020, the Company, ORGA, Inc., a Delaware corporation and wholly owned subsidiary of the Company (“Merger Sub”), and AppHarvest, Inc., a Delaware public benefit corporation (“AppHarvest”), entered into a business combination agreement and plan of reorganization (the “AppHarvest Business Combination Agreement”), pursuant to which AppHarvest will be merged with and into Merger Sub (the “Merger,” together with the other transactions related thereto, the “Proposed Transactions”), with AppHarvest surviving the Merger as a wholly owned subsidiary of the Company (the “Surviving Corporation”).

Immediately prior to the effective time of the Merger (the “Effective Time”), the Company shall assume certain convertible notes issued by AppHarvest on or after the date of the AppHarvest Business Combination Agreement and before the Effective Time with an aggregate principal balance up to $30,000,000 (the “Company Interim Period Convertible Notes”) and cause the outstanding principal and unpaid accrued interest due on such Company Interim Period Convertible Notes outstanding immediately prior to the Effective Time to be automatically converted into a number of shares of Novus Common Stock at a purchase price of $9.50 per share, and such converted Company Interim Period Convertible Notes will no longer be outstanding and will cease to exist. All of the Company Interim Period Convertible Notes converted into shares of Novus Common Stock shall no longer be outstanding and shall cease to exist, any liens securing obligations under the Company Interim Period Convertible Notes shall be released and each holder of Company Interim Period Convertible Notes shall thereafter cease to have any rights with respect to such securities.

At the Effective Time, by virtue of the Merger and without any action on the part of the Company, Merger Sub, AppHarvest or the holders of any of AppHarvest’s securities, each share of AppHarvest Common Stock issued and outstanding immediately prior to the Effective Time (including shares of AppHarvest Common Stock resulting from the conversion of AppHarvest Preferred Stock and each AppHarvest restricted share) will be canceled and converted into the right to receive the number of shares of the Company’s common stock (“Novus Common Stock”) equal to the quotient obtained by dividing (a) 50,000,000 by (b) the total number of shares of AppHarvest Common Stock outstanding immediately prior to the Effective Time, expressed on a fully-diluted and as-converted to AppHarvest Common Stock basis, and including, without limitation or duplication, the number of shares of AppHarvest Common Stock issuable upon conversion of the AppHarvest Preferred Stock, AppHarvest restricted shares, the number of shares of AppHarvest Common Stock subject to unexpired, issued and outstanding AppHarvest RSUs, AppHarvest Options or any other AppHarvest Share Award and the number of shares of AppHarvest Common Stock issuable with respect to any issued and outstanding Company Interim Securities, excluding any shares issuable upon the conversion of up to $30 million in aggregate principal amount of Company Interim Period Convertible Notes (the “Exchange Ratio”); provided, however, that each share of Novus Common Stock issued in exchange for AppHarvest restricted shares shall be subject to the terms and conditions giving rise to a substantial risk of forfeiture that applied to such AppHarvest restricted shares immediately prior to the Effective Time to the extent consistent with the terms of such AppHarvest restricted shares

The Proposed Transactions will be consummated after the required approval by the stockholders of the Company and the satisfaction of certain other conditions as further described in the AppHarvest Business Combination Agreement.

Note 9—Subsequent Events

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the condensed consolidated financial statements were issued. Based upon this review, the Company did not identify any subsequent events that would have required adjustment or disclosure in the condensed consolidated financial statements.